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MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2%
	ASSET MANAGEMENT - 8.6%
30,813	Aker ASA	$ 1,662,666
2,086,553	Dundee Corporation(a)	1,245,304
17,174	EXOR N.V.	1,852,535
12,274	Nuvama Wealth Management Ltd.(a)	612,356
		5,372,861
	BANKING - 14.2%
19,300	Banco Macro S.A. - ADR	767,947
181,427	Bancolombia S.A.	1,523,789
107,679	Grupo Financiero Galicia S.A. - ADR	2,370,015
1,391,165	IDFC First Bank Ltd.(a)	1,360,144
185,574	Standard Chartered PLC	1,563,923
36,418	UniCredit SpA	1,216,689
		8,802,507
	CHEMICALS - 1.9%
23,044	Nutrien Ltd.	1,203,819

	HOUSEHOLD PRODUCTS - 5.9%
614,800	Natura & Company Holding S.A.(a)	2,011,073
20,392	Spectrum Brands Holdings, Inc.	1,639,925
		3,650,998
	INSTITUTIONAL FINANCIAL SERVICES - 4.4%
1,099,660	Edelweiss Financial Services Ltd.	1,005,497
42,484	Jefferies Financial Group, Inc.	1,776,681
		2,782,178
	INSURANCE - 9.0%
306,404	Conduit Holdings Ltd.	2,011,312
1,279,651	Turkiye Sigorta A/S	2,056,704
595,934	Westaim Corporation (The)(a)	1,580,744
		5,648,760
	INTERNET MEDIA & SERVICES - 4.9%
346,869	Despegar.com Corporation(a)	3,090,603

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	LEISURE FACILITIES & SERVICES - 2.7%
142,844	Arcos Dorados Holdings, Inc., Class A	$ 1,694,130

	METALS & MINING - 11.1%
31,134	Cameco Corporation	1,261,707
274,947	Major Drilling Group International, Inc.(a)	1,586,250
424,903	Osisko Mining, Inc.(a)	776,430
43,060	Teck Resources Ltd., Class B	1,654,365
39,320	Wheaton Precious Metals Corporation	1,619,591
		6,898,343
	OIL & GAS PRODUCERS - 5.4%
197,957	International Petroleum Corporation(a)	2,084,318
59,148	MEG Energy Corporation(a)	1,266,039
		3,350,357
	OIL & GAS SERVICES & EQUIPMENT - 8.0%
284,414	Enerflex Ltd.	1,655,537
827,629	John Wood Group plc(a)	1,539,979
26,392	Tidewater, Inc.(a)	1,848,233
		5,043,749
	REAL ESTATE INVESTMENT TRUSTS – 5.8%
6,116,763	Cromwell Property Group	1,590,422
6,387,110	Hammerson plc	2,047,952
		3,638,374
	REAL ESTATE OWNERS & DEVELOPERS - 4.3%
1,560,301	Sino Land Company Ltd.	1,683,959
920,917	Straits Trading Company Ltd.	1,019,773
		2,703,732
	REAL ESTATE SERVICES - 1.4%
467,857	Douglas Elliman, Inc.	860,857

	RETAIL - CONSUMER STAPLES - 3.6%
2,771,720	Cia Brasileira de Distribuicao(a)	2,263,858

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	SPECIALTY FINANCE - 2.4%
13,783	Bajaj Holdings & Investment Ltd.	$ 1,521,245

	TRANSPORTATION & LOGISTICS - 4.6%
9,577	Copa Holdings S.A., Class A	933,470
153,929,268	Latam Airlines Group S.A.(a)	1,934,505
		2,867,975

	TOTAL COMMON STOCKS (Cost $51,611,743)	61,394,346

	SHORT-TERM INVESTMENT — 1.2%
	MONEY MARKET FUND - 1.2%
761,012	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Class, 5.16% (Cost $761,012)(b)	761,012

	TOTAL INVESTMENTS - 99.4% (Cost $52,372,755)	$ 62,155,358
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.6%	382,811
	NET ASSETS - 100.0%	$ 62,538,169

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company
S/A	- Société Anonyme

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of February 29, 2024.

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
FEBRUARY 29, 2024

Diversification of Assets
Top 10 Holdings by Asset Class or Industry	% of Net Assets
Banking	14.2%
Metals & Mining	11.1%
Insurance	9.0%
Asset Management	8.6%
Oil & Gas Services & Equipment	8.0%
Household Products	5.9%
Real Estate Investment Trusts	5.8%
Oil & Gas Producers	5.4%
Internet Media & Services	4.9%
Transportation & Logistics	4.6%
Other	20.7%
Total	98.2%
Money Market Fund	1.2%
Other Assets in Excess of Liabilities	0.6%
Grand Total	100.0%

MOERUS WORLDWIDE VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
FEBRUARY 29, 2024

Diversification of Assets
Country	% of Net Assets
Canada	25.5%
Argentina	10.0%
United States	9.8%
United Kingdom	8.2%
India	7.2%
Brazil	6.8%
Italy	5.0%
Turkey	3.3%
Bermuda	3.2%
Chile	3.1%
Uruguay	2.7%
Hong Kong	2.7%
Norway	2.7%
Australia	2.5%
Colombia	2.4%
Singapore	1.6%
Panama	1.5%
Total	98.2%
Money Market Funds	1.2%
Other Assets in Excess of Liabilities	0.6%
Grand Total	100.0%